Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2022	2023

	(in thousands)
Secured borrowings	$369,300	453,000
Unused credit lines	$323,212	206,483
Interest rate-secured borrowings	0.35%~1.78%	0.3%~0.35%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2022	$—	151,400
Change from financing activities:
Proceeds from borrowings	—	1,212,700
Repayments of borrowings	—	(994,800)
Total changes from financing activities	—	217,900
December 31,2022	—	369,300
Change from financing activities:
Proceeds from borrowings	47,226	1,383,300
Repayments of borrowings	(47,226)	(1,299,600)
Total changes from financing activities	—	83,700
December 31,2023	$—	453,000